UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Diversified Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities (000) Value
North Street Referenced Linked
Notes 2000-1 Ltd.,
Series 2005-8A, Class D,
14.80%, 6/15/41 (a)(b) USD 1,350 $ 401,220
Total Asset-Backed Securities – 0.3% 401,220
Common Stocks (c) Shares
Building Products — 0.3%
Masonite Worldwide Holdings 8,135 364,041
Capital Markets — 0.1%
E*Trade Financial Corp. 143,000 211,640
Chemicals — 0.1%
Solutia, Inc.		6,000	90,900
Wellman Holdings, Inc.		1,613	81
90,981
Construction Materials — 0.1%
Nortek, Inc. 1,570 70,650
Electrical Equipment — 0.0%
Medis Technologies Ltd. 176,126 7,045
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings,
Inc. 688 4,266
Metals & Mining — 0.1%
Euramax International 468 93,500
Paper & Forest Products — 1.8%
Ainsworth Lumber Co. Ltd.		304,578	1,065,039
Ainsworth Lumber Co. Ltd. (a)		349,782	1,223,107
2,288,146
Software — 0.5%
HMH Holdings/EduMedia		84,497	528,106
TiVo, Inc.		17,975	162,494
690,600
Total Common Stocks – 3.0% 3,820,869
		Par
Corporate Bonds (000)
Airlines — 0.5%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16	USD	300	324,750

		Par
Corporate Bonds (000) Value
Airlines (concluded)
United Air Lines, Inc., 12.75%,
7/15/12	USD	300 $	318,750
643,500
Auto Components — 0.4%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14		13	12,923
Icahn Enterprises LP, 7.75%,
1/15/16 (a)		500	470,000
482,923
Building Products — 2.5%
Building Materials Corp. of
America, 7.00%, 2/15/20 (a)		400	396,000
CPG International I, Inc., 7.18%,
7/01/12 (b)		2,500	2,462,500
Ply Gem Industries, Inc., 11.75%,
6/15/13		400	410,000
3,268,500
Capital Markets — 0.7%
E*Trade Financial Corp., 4.01%,
8/31/19 (a)(d)(e)		83	118,794
MU Finance Plc, 8.75%,
2/01/17 (a)	GBP	213	283,388
Marsico Parent Co., LLC, 10.63%,
1/15/16 (a)		649	366,685
Marsico Parent Holdco, LLC,
3.13%, 7/15/16 (a)(f)		174	42,664
Marsico Parent Superholdco, LLC,
3.63%, 1/15/18 (a)(f)		190	36,978
848,509
Chemicals — 1.4%
CF Industries, Inc., 6.88%,
5/01/18	USD	445	445,556
LBI Escrow Corp., 8.00%,
11/01/17 (a)		500	508,750
Wellman Holdings, Inc. (d):
Subordinate Note (Second
Lien), 10.00%, 1/29/19 (a)		894	777,780
Subordinate Note (Third Lien),
5.00%, 1/29/19 (f)		286	111,691
1,843,777
Commercial Banks — 0.2%
Glitnir Banki HF (c)(g):
4.15%, 4/20/10 (a)		65	18,038
6.38%, 9/25/12 (a)		365	101,287
Series EMTN, 5.07%,
1/27/10	EUR	100	34,667

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Commercial Banks (concluded)
Glitnir Banki HF (c)(g) (concluded):
Series EMTN, 3.00%,
6/30/10	EUR	120	$ 43,441
197,433
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc., 7.63%,
8/15/16	USD	400	410,000
The Geo Group, Inc., 7.75%,
10/15/17 (a)		250	249,063
659,063
Construction Materials — 0.5%
Nortek, Inc. , 11.00%, 12/01/13 639 664,119
Consumer Finance — 0.4%
Credit Acceptance Corp., 9.13%,
2/01/17 (a)		90	90,900
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)		450	448,875
539,775
Containers & Packaging — 0.8%
Berry Plastics Corp., 9.50%,
5/15/18 (a)		350	313,250
Beverage Packaging Holdings
Luxembourg II SA, 8.00%,
12/15/16	EUR	115	134,066
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		250	300,650
7.75%, 11/15/19		240	291,569
1,039,535
Diversified Financial Services — 2.0%
CIT Group, Inc., 7.00%, 5/01/17	USD	705	636,262
FCE Bank Plc, 7.13%, 1/16/12	EUR	400	488,403
GMAC, Inc.:
7.25%, 3/02/11	USD	17	17,064
5.38%, 6/06/11	EUR	110	133,299
6.88%, 9/15/11	USD	150	150,000
7.50%, 12/31/13		20	19,500
6.75%, 12/01/14		370	352,425
8.30%, 2/12/15 (a)		120	120,450
8.00%, 3/15/20 (a)		30	29,100
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		400	396,000
Reynolds Group Issuer, Inc.,
7.75%, 10/15/16 (a)	EUR	200	242,975
2,585,478
Diversified Telecommunication Services — 1.3%
ITC Deltacom, Inc., 10.50%,
4/01/16 (a)	USD	300	288,000
New Communications Holdings,
Inc. (a):
7.88%, 4/15/15		550	545,875
8.25%, 4/15/17		290	287,100

		Par
Corporate Bonds (000) Value
Diversified Telecommunication Services
(concluded)
Qwest Corp., 8.38%, 5/01/16	USD	500	$ 542,500
1,663,475
Energy Equipment & Services — 0.6%
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (a) 750 727,500
Food Products — 0.9%
B&G Foods, Inc., 7.63%, 1/15/18		300	299,250
Bumble Bee Foods LLC, 7.75%,
12/15/15 (a)		220	218,900
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)		640	685,200
1,203,350
Health Care Providers & Services — 0.2%
HCA, Inc. , 7.25%, 9/15/20 235 234,413
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a) 890 1,021,275
Hotels, Restaurants & Leisure — 1.1%
Little Traverse Bay Bands of
Odawa Indians, 10.25%,
2/15/14 (a)(c)(g)		800	265,000
MGM Mirage, 11.13%,
11/15/17 (a)		390	422,175
Travelport LLC, 5.16%,
9/01/14 (b)		810	753,300
Tropicana Entertainment LLC,
9.63%, 12/15/14 (c)(g)		120	162
1,440,637
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%,
10/15/17 500 555,000
IT Services — 0.5%
Alliance Data Systems Corp.,
1.75%, 8/01/13 (d)		370	387,112
SunGard Data Systems, Inc.,
4.88%, 1/15/14		300	279,750
666,862
Independent Power Producers & Energy Traders — 1.5%
AES Eastern Energy LP,
Series 99-B, 9.67%, 1/02/29		300	326,250
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (a)		750	757,500
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)		400	398,000
NRG Energy, Inc., 7.25%, 2/01/14		435	429,562
1,911,312
Industrial Conglomerates — 1.0%
Sequa Corp., 13.50%,
12/01/15 (a)(f)		1,322	1,346,348

2 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Insurance — 0.3%
USI Holdings Corp., 4.31%,
11/15/14 (a)(b) USD 490 $ 392,000
Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%,
11/01/16 (a) 370 414,400
Machinery — 1.0%
ESCO Corp., 4.13%,
12/15/13 (a)(b)		920	847,550
Titan International, Inc., 8.00%,
1/15/12		460	481,850
1,329,400
Media — 3.1%
Affinion Group, Inc., 10.13%,
10/15/13 (h)		820	834,350
CSC Holdings, Inc., 8.50%,
4/15/14 (a)		180	187,200
Clear Channel Worldwide Holdings,
Inc. (a):
Series A, 9.25%, 12/15/17		194	196,425
Series B, 9.25%, 12/15/17		774	787,545
DISH DBS Corp., 7.00%, 10/01/13		375	380,625
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (a)	EUR	326	376,046
TL Acquisitions, Inc., 10.50%,
1/15/15 (a)	USD	225	204,188
UPC Germany GmbH, 8.13%,
12/01/17 (a)		1,000	980,000
3,946,379
Metals & Mining — 0.8%
Aleris International, Inc. (c)(g):
9.00%, 12/15/14		370	925
10.00%, 12/15/16		500	3,425
RathGibson, Inc., 11.25%,
2/15/14 (c)(g)		1,390	16,680
Ryerson, Inc., 7.72%,
11/01/14 (b)		1,075	1,001,094
1,022,124
Multiline Retail — 0.4%
Dollar General Corp.:
10.63%, 7/15/15		200	218,000
11.88%, 7/15/17 (f)		215	244,025
462,025
Oil, Gas & Consumable Fuels — 0.3%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		150	148,500
OPTI Canada, Inc., 9.00%,
12/15/12 (a)		300	301,500
			450,000

		Par
Corporate Bonds (000) Value
Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(f)	USD	686 $	632,621
Clearwater Paper Corp., 10.63%,
6/15/16 (a)		190	208,525
NewPage Corp., 11.38%,
12/31/14		350	327,250
Verso Paper Holdings LLC:
11.50%, 7/01/14 (a)		160	170,800
Series B, 4.09%, 8/01/14 (b)		170	141,525
1,480,721
Pharmaceuticals — 0.3%
Angiotech Pharmaceuticals, Inc.,
4.29%, 12/01/13 (b)		305	237,900
Novasep Holding SAS, 9.63%,
12/15/16 (a)	EUR	87	98,221
336,121
Software — 0.0%
BMS Holdings, Inc., 7.89%,
2/15/12 (a)(f) USD 488 9,759
Textiles, Apparel & Luxury Goods — 0.2%
Phillips-Van Heusen Corp., 7.38%,
5/15/20 280 281,400
Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc.,
7.75%, 5/15/16		850	862,750
Digicel Group Ltd. (a):
9.13%, 1/15/15 (f)		1,029	1,003,275
8.25%, 9/01/17		100	98,000
iPCS, Inc., 2.47%, 5/01/13 (b)		200	184,000
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		375	359,062
Orascom Telecom Finance SCA,
7.88%, 2/08/14 (a)		325	292,500
Sprint Capital Corp., 8.38%,
3/15/12		175	180,250
2,979,837
Total Corporate Bonds – 28.3% 36,646,950
Floating Rate Loan Interests (b)
Aerospace & Defense — 1.2%
Hawker Beechcraft Acquisition Co., LLC:
Incremental Term Loan,
10.50%, 3/26/14		124	122,945
Letter of Credit Facility
Deposit, 2.10%, 3/26/14		31	25,370
Term Loan, 2.34%, 3/26/14		519	426,547
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		332	330,947

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b) (000) Value
Aerospace & Defense (concluded)
TASC, Inc. (concluded):
Tranche B Term Loan, 5.75%,
12/18/15	USD	658	$ 658,350
1,564,159
Auto Components — 3.1%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		864	813,176
Term Loan B, 5.00%, 4/08/16		750	717,187
Allison Transmission, Inc., Term
Loan, 3.01% - 3.10%, 8/07/14		1,897	1,720,236
Dana Holding Corp., Term
Advance, 4.53% - 4.73%,
1/30/15		575	552,284
Exide Technologies, Term Loan,
3.69%, 5/15/12	EUR	150	167,076
3,969,959
Automobiles — 1.2%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.31% - 3.34%, 12/15/13	USD	1,465	1,364,412
Tranche B-2 Term Loan,
3.26%, 12/15/13		249	230,664
1,595,076
Beverages — 1.1%
Culligan International Co., Loan
(Second Lien), 5.16%, 4/24/13	EUR	500	312,922
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16	USD	1,123	1,118,992
1,431,914
Building Products — 1.6%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		746	720,602
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		1,310	1,308,779
2,029,381
Chemicals — 5.4%
CF Industries Holdings, Inc., Bridge
Loan, 4.50%, 3/17/15		1,240	1,238,673
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		800	801,500
Edwards (Cayman Islands II) Ltd.,
Term Loan (First Lien), 2.35%,
5/31/14		274	247,220
Gentek Holding, LLC, Tranche B
Term Loan, 7.00%, 10/29/14		399	398,751
Huish Detergents, Inc., Tranche B
Term Loan, 2.11%, 4/26/14		240	228,525
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 3/24/16		400	399,571

		Par
Floating Rate Loan Interests (b) (000) Value
Chemicals (concluded)
Matrix Acquisition Corp. (FKA
MacDermid, Inc.), Tranche C
Term Loan, 2.65%, 12/15/13	EUR	238 $	263,322
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	620	619,796
PQ Corp. (FKA Niagra Acquisition,
Inc.), Term Loan (First Lien),
3.59% - 3.61%, 7/30/14		1,091	991,673
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		725	723,641
Solutia, Inc., Term Loan, 4.75%,
3/01/17		1,100	1,098,166
7,010,838
Commercial Services & Supplies — 3.8%
ARAMARK Corp.:
Letter of Credit, 2.23%,
1/26/14		14	13,203
Line of Credit, 3.60%,
7/26/16		25	24,141
Term Loan B, 3.54%, 7/26/16		324	313,851
US Term Loan, 2.17%,
1/26/14		211	200,757
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		499	496,880
Casella Waste Systems, Inc.,
Term Loan B, 7.00%, 4/09/14		397	396,008
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		1,025	1,000,912
Term Loan 2, 7.00%, 3/05/16		475	462,175
Johnson Diversey, Inc., Tranche B
Dollar, 5.50%, 11/24/15		424	423,938
Synagro Technologies, Inc., Term
Loan (First Lien), 2.34% - 2.36%,
4/02/14		719	646,607
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		993	991,955
4,970,427
Communications Equipment — 0.2%
Sorenson Communications, Term
Loan C, 6.00%, 10/27/14 200 195,000
Construction & Engineering — 1.0%
Safway Services, LLC, First Out
Term Loan, 9.00%, 12/14/17		800	800,000
Welding Services, Term Loan B,
5.50%, 3/23/16		550	548,854
1,348,854
Consumer Finance — 3.0%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16		1,775	1,718,200
Chrysler Financial Corp., Term
Loan (Second Lien), 6.84%,
8/02/13		2,165	2,136,777
			3,854,977

4 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests (b) (000) Value
Containers & Packaging — 1.2%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16 USD	479	$ 474,242
BWAY Corp.:
Term Loan, 5.50%, 5/21/17	457	454,674
Term Loan Canada, 5.50%,
5/20/17	43	42,743
Berry Plastics Holding Corp.,
Term Loan C, 2.26%, 4/03/15	577	516,759
1,488,418
Diversified Consumer Services — 2.8%
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14	1,715	1,490,902
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14	2,140	2,114,029
3,604,931
Diversified Financial Services — 2.7%
CIT Group, Inc., Tranche 2A Term
Loan, 9.50%, 1/20/12	692	706,759
MSCI, Inc., Term Loan B, 4.75%,
6/30/16	1,825	1,818,156
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%,
5/05/16	400	397,000
US Term Loan, 6.25%,
5/05/16	596	586,810
3,508,725
Diversified Telecommunication Services — 2.5%
Hawaiian Telcom Communications,
Inc., Tranche C Term Loan,
4.75%, 5/30/14	1,539	1,084,811
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/12/15	825	820,529
Level 3 Communications, 2.55%,
Incremental Term Loan,
3/13/14	950	853,983
US Telepacific Corp., Term Loan
(Second Lien), 9.25%, 7/25/15	225	224,578
Wind Telecomunicazioni SpA:
Term Loan B2 Facility, 4.66%,
5/26/14	150	143,625
Term Loan C2 Facility, 3.66%,
5/24/13	150	143,625
3,271,151
Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14 677 673,685
Electronic Equipment, Instruments & Components — 1.0%
CDW Computer Centers, Inc., Term
Loan B, 3.30%, 10/10/14	985	866,800
Flextronics International Ltd., Term
Loan B, 2.54%, 10/01/12	419	400,703
		1,267,503

		Par
Floating Rate Loan Interests (b) (000) Value
Energy Equipment & Services — 0.4%
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16 USD 546 $ 537,556
Food & Staples Retailing — 3.4%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	750	975,815
Bolthouse Farms, Inc.,
Term Loan B, 5.50%, 2/04/16	USD	550	547,422
Pierre Foods, Term Loan B,
7.00%, 2/17/16		518	521,030
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		1,500	1,497,589
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15		897	909,464
4,451,320
Food Products — 3.2%
CII Investment, LLC (FKA Cloverhill):
Term Loan A, 8.50%,
10/14/14		408	407,707
Term Loan B, 8.50%,
10/14/14		496	495,864
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%,
4/12/13		86	86,202
Term Loan B, 5.00% - 5.50%,
2/10/17		380	379,994
Term Loan C, 5.00% - 5.50%,
2/10/17		945	943,811
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		630	623,700
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		1,200	1,186,126
4,123,404
Health Care Equipment & Supplies — 1.2%
Biomet, Inc., Dollar Term Loan,
3.28% - 3.35%, 3/25/15		330	320,653
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.35%, 5/20/14		660	634,997
Fresenius AG, Term Loan C1,
4.50%, 9/01/14		600	598,750
1,554,400
Health Care Providers & Services — 4.7%
Ardent Health Services, Inc., Term
Loan, 6.50%, 8/10/15		600	586,500
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		80	74,718
Funded Term Loan, 2.60% -
2.79%, 7/25/14		1,558	1,456,255
DaVita, Inc., Tranche B-1 Term
Loan, 1.79% - 1.85%, 10/05/12		300	292,667

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b) (000) Value
Health Care Providers & Services
(concluded)
HCA, Inc.:
Term Loan B2, 3.54%,
3/31/17	USD	232	$ 223,983
Tranche A-1 Term Loan,
1.79%, 11/16/12		1,457	1,378,321
Tranche B-1 Term Loan,
2.54%, 11/18/13		172	162,188
Harden Healthcare, Term Loan A,
8.50%, 2/22/15		398	390,218
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		525	522,375
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		1,000	986,500
6,073,725
Health Care Technology — 0.9%
IMS Healthcare, Term Loan B,
5.25%, 2/16/16 1,188 1,177,643
Hotels, Restaurants & Leisure — 4.0%
Blackstone UTP Capital LLC:
Loan, 7.75%, 11/06/14		748	748,125
Term Loan B, 5.50% - 6.00%,
10/23/14		575	572,240
Green Valley Ranch Gaming, LLC,
Loan (Second Lien), 8.00%,
8/16/14 (c)(g)		500	29,375
Harrah's Operating Co., Inc.:
Term Loan B-3, 3.29% -
3.32%, 1/28/15		375	312,500
Term Loan B-4, 9.50%,
10/31/16		1,496	1,497,288
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16		925	918,882
VML US Finance LLC (FKA Venetian
Macau), Term B:
Delayed Draw Project Loan,
4.80%, 5/25/12		301	290,276
Funded Project Loan, 4.80%,
5/27/13		869	837,624
5,206,310
IT Services — 3.5%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First
Lien), 2.55%, 2/28/14		744	554,485
Ceridian Corp., US Term Loan,
3.35%, 11/09/14		980	898,537
First Data Corp.:
Initial Tranche B-2 Term Loan,
3.03% - 3.04%, 9/24/14		2,167	1,822,520
Initial Tranche B-3 Term Loan,
3.03% - 3.04%, 9/24/14		480	404,348

		Par
Floating Rate Loan Interests (b) (000) Value
IT Services (concluded)
SunGard Data Systems, Inc. (Solar
Capital Corp.):
Incremental Term Loan,
6.75%, 2/28/14	USD	496 $	492,707
Tranche B US Term Loan,
3.89% - 4.00%, 2/28/16		322	312,547
4,485,144
Independent Power Producers & Energy Traders — 1.3%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.11%, 4/02/13		694	660,159
Tranche B Term Loan, 4.11%,
4/02/13		56	53,007
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term Loan,
3.79% - 3.80%, 10/10/14		1,094	840,258
Initial Tranche B-2 Term Loan,
3.79% - 4.07%, 10/10/14		230	176,740
1,730,164
Industrial Conglomerates — 1.0%
Sequa Corp., Term Loan, 3.48% -
3.55%, 12/03/14 1,422 1,299,002
Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan,
3.29%, 8/21/14 488 446,062
Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14 382 381,160
Leisure Equipment & Products — 0.3%
EB Sports Corp., Loan, 11.50%,
5/01/12 448 425,959
Machinery — 1.2%
Accuride Corp., Term Loan, 9.75%,
1/31/12		460	457,604
Bucyrus International, Term
Loan C, 4.50%, 1/26/16		495	492,113
Oshkosh Truck Corp., Term Loan B,
6.26%, 12/06/13		567	566,437
1,516,154
Marine — 0.3%
Horizon Lines, Inc.:
Return of Capital, 3.51% -
3.57%, 8/08/12		218	186,253
Term Loan A, 3.55%, 8/08/12		155	139,243
325,496
Media — 16.8%
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		1,491	1,498,611

6 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b) (000) Value
Media (continued)
Cequel Communications, LLC,
Term Loan, 2.29%, 11/05/13	USD	283	$ 269,594
Charter Communications Operating,
LLC:
New Term Loan, 2.30%,
3/06/14		351	324,046
Term Loan B1, 2.30%,
3/25/14		375	374,941
Term Loan C, 3.55%, 9/06/16		2,597	2,417,207
Ellis Communications KDOC, LLC,
Loan, 10.00%, 12/30/11		1,939	727,241
FoxCo Acquisition Subordinate,
LLC, Term Loan, 7.50%,
7/14/15		448	436,008
HMH Publishing Co., Ltd.,
Tranche A Term Loan, 5.53%,
6/12/14		997	913,195
Hanley-Wood, LLC (FSC
Acquisition), Term Loan,
2.63% - 2.75%, 3/10/14		744	409,359
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan, 2.79% -
2.85%, 6/30/14		575	501,400
Insight Midwest Holdings, LLC,
B Term Loan, 2.03% - 2.04%,
4/07/14		225	212,464
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		166	157,987
Tranche B-2-B Term Loan,
2.79%, 1/03/14		166	157,939
Tranche B-2-C Term Loan,
2.79%, 1/03/14		166	157,939
Lamar Media Corp., Term Loan B,
4.25%, 12/30/16		475	474,109
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG),
Facility B1, 3.34%, 6/30/15	EUR	337	305,428
Mediacom Broadband, Term
Loan E, 4.50%, 10/23/17	USD	600	586,250
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		498	491,157
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,000	2,100,000
Nielsen Finance LLC, Dollar Term Loan:
2.30%, 8/09/13		586	546,808
Class B, 4.05%, 5/01/16		1,025	986,981
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14		971	701,557
Regal Cinemas Corp., Term
Loan B, 3.79%, 11/06/16		500	496,041

		Par
Floating Rate Loan Interests (b) (000) Value
Media (concluded)
Sinclair Television Group, Inc.,
Tranche B Term Loan, 6.75%,
10/29/15	USD	693 $	693,390
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	1,000	1,222,543
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.60%, 3/20/12	USD	475	437,297
UPC Financing Partnership, Facility
Term Loan, 3.93%, 12/30/16		1,000	965,833
Virgin NTL Cable Plc, Term Loan B,
4.41%, 12/31/15	GBP	750	1,044,560
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	1,107	1,104,012
Worldcolor Press Inc. and
Worldcolor (USA) Corp. (FKA
Quebecor World, Inc.), Advance,
9.00%, 7/23/12		349	351,260
Yell Group Plc TPI, Term Loan A,
2.48%, 8/09/11		703	682,031
21,747,188
Metals & Mining — 1.8%
Euramax International, Inc. , Domestic
Term Loan:
10.00%, 6/29/13		643	600,674
14.00%, 6/29/13 (f)		677	632,461
RathGibson, Inc., Loan (Debtor in
Possession), 10.75%, 6/30/10		1,148	1,147,507
2,380,642
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		27	25,220
Term B Advance (First Lien),
2.81%, 11/01/13		258	243,789
269,009
Multiline Retail — 2.0%
Dollar General Corp., Tranche B-2
Term Loan, 3.09% - 3.10%,
7/07/14		640	610,659
Hema Holding BV, Facility D,
5.42%, 1/01/17	EUR	1,400	1,511,842
The Neiman Marcus Group, Inc.,
Term Loan, 2.25% - 2.28%,
4/06/13	USD	525	478,844
2,601,345

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b) (000) Value
Oil, Gas & Consumable Fuels — 2.6%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%,
5/15/14	USD	363	$ 357,684
Initial Advance Loan, 4.50%,
5/15/14		288	284,361
Initial Advance Loan, 4.50%,
1/26/15		325	325,542
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 6/24/10		631	632,559
Tranche B-2 Term Loan,
9.00%, 6/24/10		169	169,941
Turbo Beta Ltd., Dollar Facility,
14.50%, 3/15/18		1,783	1,604,345
3,374,432
Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Term Loan B,
2.25% - 2.54%, 12/23/12 712 694,104
Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14		325	134,062
Term Loan (First Lien), 6.75%,
7/31/13		217	196,861
330,923
Pharmaceuticals — 1.2%
Warner Chilcott Co., LLC, Term
Loan A, 5.50%, 10/30/14		542	540,585
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15		250	249,362
Term Loan B-1, 5.75%,
4/30/15		416	415,234
Term Loan B-2, 5.75%,
4/30/15		284	283,790
1,488,971
Professional Services — 0.8%
Booz Allen Hamilton, Inc., Term
Loan C, 6.00%, 7/31/15 998 996,004
Real Estate Management & Development — 1.8%
Realogy Corp.:
Delayed Draw Term Loan B,
3.29%, 10/10/13		1,347	1,135,684
Initial Term Loan B, 3.29%,
10/10/13		590	497,287
Synthetic Letter of Credit,
3.35%, 10/10/13		159	133,885
Term Loan (Second Lien),
13.50%, 10/15/17		500	525,000
2,291,856
Software — 0.8%
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		432	427,866

		Par
Floating Rate Loan Interests (b) (000) Value
Software (concluded)
Telcordia Technologies, Inc., Term
Loan B, 6.75%, 4/09/16	USD	600	$ 589,500
1,017,366
Specialty Retail — 1.2%
Bass Pro Group LLC, Term Loan B,
5.00% - 5.75%, 4/06/15		350	348,023
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.67%, 5/28/13		205	188,161
Matalan, Term Loan, 5.57%,
3/24/16	GBP	300	430,863
Michaels Stores, Inc.:
Term Loan B-1, 2.56% -
2.81%, 10/31/13	USD	340	309,596
Term Loan B-2, 4.81% -
5.06%, 7/31/16		240	227,570
1,504,213
Textiles, Apparel & Luxury Goods — 1.0%
Hanesbrands, Inc., New Term
Loan, 5.25% - 5.50%, 12/10/15		368	368,293
PVH/Hilfiger, US Term Loan B,
4.75%, 4/19/16		900	899,578
1,267,871
Wireless Telecommunication Services — 1.2%
Cavtel Holdings, LLC, Term Loan,
10.50%, 12/31/12		306	282,198
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12		390	379,279
MetroPCS Wireless, Inc., Tranche B
Term Loan, 2.56% - 2.63%,
11/03/13		996	953,798
1,615,275
Total Floating Rate Loan Interests – 90.5% 117,097,696
		Beneficial
		Interest
Other Interests (i) (000)
Auto Components — 1.0%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(j)	1,174,939
Intermet Liquidating Trust, Class A		331	81,661
1,256,600
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred
Equity Interests (k)		—(j)	596,461

8 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Beneficial
Interest
Other Interests (i) (000) Value
Household Durables — 0.4%
Stanley Martin, Class B
Membership Units (k) USD 1 $ 526,250
Specialty Retail — 0.0%
Buffets, Inc. 360 36
Total Other Interests – 1.8% 2,379,347
Warrants (l) Shares
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14) 304 3
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration) 1 —
Software — 0.0%
HMH Holdings/EduMedia (Expires
3/09/17) 4,970 —
Total Warrants – 0.0% 3
Total Long-Term Investments
(Cost – $177,003,520) – 123.9% 160,346,085
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (m)(n) 4,240,883 4,240,883
Total Short-Term Securities
(Cost – $4,240,883) – 3.3% 4,240,883
Options Purchased Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, expires
12/01/19, Broker Goldman Sachs
Bank USA 13 2,730
Total Options Purchased
(Cost – $12,711) – 0.0%	2,730

Value
Total Investments
(Cost – $181,257,114*) – 127.2%	$ 164,589,698
Liabilities in Excess of Other Assets – (27.2)%	(35,212,458)
Net Assets – 100.0%	$ 129,377,240

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 181,331,814
Gross unrealized appreciation	$ 4,797,779
Gross unrealized depreciation	(21,465,195)
Net unrealized depreciation	$ (16,667,416)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) Convertible security.
(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) All or a portion of security has been pledged as collateral in connection with swaps.
(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held		Shares Held
	at		at
	August 31,	Net	May 31,
Affiliate	2009	Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	2,371,578	1,869,255	4,240,833	$3, 110

(n) Represents the current yield as of report date.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

					Unrealized
Currency	Currency		Counter-	Settlement	Appreciation
Purchased		Sold	party	Date	(Depreciation)
			Citigroup
			Global
EUR	148,000 USD		186,326 Markets Inc.	7/14/10	$ (4,613)
			Citigroup
			Global
USD	6,141,270 EUR		4,880,000 Markets Inc.	7/14/10	149,663
GBP	1,315,000 USD		1,951,722 Citibank NA	7/28/10	(49,752)
USD	723,473 CAD		725,000 Citibank NA	7/28/10	34,693
USD	1,287,182 GBP		832,500 Citibank NA	7/28/10	83,083
			Royal Bank
USD	3,712,535 GBP		2,399,500 of Scotland	7/28/10	241,984
Total					$ 455,058

• Credit default swaps on single-name issues – buy protection outstanding as of May 31, 2010 were as follows:
	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
		Goldman
Brunswick		Sachs Bank	September
Corp.	5.00%	USA	2014	USD 100	$(8,907)

• Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

	Receive				Notional
	Fixed	Counter-		Credit	Amount	Unrealized
Issuer	Rate	party	Expiration Rating [1]		(000)[2]	Depreciation
BAA	2.00%	Deutsche	March	A--	GBP 300	$(17,510)
Ferrovial		Bank AG	2012
Junior
Term
Loan

1 Using Standard & Poor’s rating of the issuer.
2 The maximum potential amount the Fund may pay should a
negative credit event take place under the terms of the
agreement.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

10 BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Asset-Backed
Securities	—	—	$ 401,220	$ 401,220
Common Stocks	$ 1,905,425	$ 1,259,090	656,354	3,820,869
Corporate Bonds	--	35,744,556	902,394	36,646,950
Floating Rate
Loan Interests	--	96,528,501	20,569,195	117,097,696
Other Interests	—	—	2,379,347	2,379,347
Warrants	—	—	3	3
Short-Term
Securities	4,240,883	—	—	4,240,883
Total	$ 6,146,308	$ 133,532,147	$ 24,908,513	$ 164,586,968

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 512,153	$ 7,827	$ 519,980
Liabilities	—	(80,782)	(21,795)	(102,577)
Total	—	$ 431,371	$ (13,968)	$ 417,403

1 Other financial instruments are swaps, foreign currency exchange contracts, options and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

				Investments in Securities
	Asset-Backed	Common	Corporate	Floating Rate	Other
	Securities	Stocks	Bonds	Loan Interests	Interest	Warrants	Total
Balance, as of
August 31,
2009	$ 528,255	$ 5,436	$1,033,683	$ 25,553,048	$ 228,602	$ 3	$ 27,349,027
Accrued
discounts/
premiums	-	-	8,393	131,511	-	199	140,103
Realized gain
(loss)	-	-	(10)	(8,003,207)	(7,383)	-	(8,010,600)
Change in
unrealized
appreciation/
depreciation[2]	(127,035)	92,961	(156,105)	11,772,099	375,278	(202)	11,956,996
Net purchases
(sales)	-	-	3,510	(11,672,046)	-	-	(11,668,536)
Net transfers in/out
of Level 3	-	557,957	12,923	2,787,790	1,782,850	3	5,141,523
Balance, as of
May 31, 2010	$ 401,220	$ 656,354 $	902,394	$ 20,569,195	$ 2,379,347	$ 3	$ 24,908,513
[2]The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $1,272,838.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	$ 38,010	-
Accrued discounts/premiums	-	-
Net realized gain (loss)	-	-
Net change in unrealized appreciation/
depreciation	(30,183)	$ (21,795)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	-	-
Balance, as of May 31, 2010	$ 7,827	$ (21,795)
[3]Other financial instruments are unfunded loan commitments.

BLACKROCK DIVERSIFIED INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Diversified Income Strategies Fund, Inc.

Date: July 23, 2010